PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of June 30:

	2023	2022

Office equipment at cost	$25,432	$28,623
Less: Accumulated depreciation	(25,130)	(26,600)

Total property, plant, and equipment	$302	$2,023

Depreciation expense for the years ended June 30, 2023 and 2022 were $1,665 and $1,993, respectively.